Business Combination - Summary of Consideration Paid and Amounts of Assets Acquired and Liabilities Assumed Recognized and Depreciation or Amortization Period for Acquired Assets (Parenthetical) (Details)
Jun. 03, 2019 shares
Paipai Marketplace | Series E Convertible Redeemable Preferred Shares
Business Acquisition [Line Items]
Shares issued for purchase consideration	26,379,291